Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (754,000)	$ (902,000)	$ (1,560,000)
Loss from discontinued operations			129,000
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	120,000	54,000	99,000
Amortization	226,000	176,000	208,000
Gain on disposal of property, plant and equipment	(2,000)	(15,000)	(155,000)
Gain on disposal of intangible assets			(41,000)
Write off of accounts payable			(32,000)
Inventory allowance		283,000	98,000
Reversal of bad debts			(45,000)
Gain from liquidation of subsidiary		(1,448,000)
Changes in assets and liabilities:
Trade receivables	(678,000)	(770,000)	58,000
Other receivables, deposits and prepayments	(321,000)	(396,000)	651,000
Inventories	(1,355,000)	460,000	44,000
Income tax recoverable	(533,000)	41,000	(375,000)
Notes payable	406,000	537,000	(762,000)
Accounts payable	2,761,000	2,303,000	127,000
Accrued charges and deposits	(18,000)	148,000	265,000
Income tax liabilities	(37,000)	20,000	17,000
Deferred income tax liabilities	(2,000)	(17,000)
Operating activities of continuing operations	(187,000)	474,000	(1,274,000)
Operating activities of discontinued operations			84,000
Net cash (used in) / generated from operating activities	(187,000)	474,000	(1,190,000)
Cash flows from investing activities
Proceeds from disposal of intangible assets			513,000
Proceeds from disposal of property, plant and equipment	2,000	25,000	252,000
Acquisition of property, plant and equipment	(1,412,000)	(3,415,000)	(1,397,000)
Acquisition of intangible assets	(802,000)		(682,000)
Investing activities of continuing operations	(2,212,000)	(3,390,000)	(1,314,000)
Investing activities of discontinued operations
Net cash used in investing activities	(2,212,000)	(3,390,000)	(1,314,000)
Cash flows from financing activities
Capital lease payments			(52,000)
(Repayment of) / net advance from banking facilities	1,537,000		(68,000)
Financing activities of continuing operations	1,537,000		(120,000)
Financing activities of discontinued operations
Net cash (used in) / generated from financing activities	1,537,000		(120,000)
Net decrease in cash and cash equivalents	(862,000)	(2,916,000)	(2,624,000)
Effect of exchange rate changes on cash and cash equivalents held in foreign currencies	2,000	518,000	(78,000)
Cash and cash equivalents, beginning of year	3,014,000	5,412,000	8,114,000
Cash and cash equivalents, end of year	2,154,000	3,014,000	5,412,000
Less: cash and cash equivalents at the end of the year - discontinued operations			(5,000)
Cash and cash equivalents at the end of the year - continuing operations	2,154,000	3,014,000	5,407,000
Cash paid during the year for:
Interest paid	68,000	87,000	56,000
Income tax paid, net of refund	90,000
Non-cash investing and financing activities:
Interest Income	$ 7,000	$ 7,000	$ 6,000